Cover	Nov. 18, 2024
Document Information Line Items
Entity Registrant Name	HORIZON SPACE ACQUISITION II CORP.
Entity Central Index Key	0002032950
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Document Period End Date	Nov. 18, 2024
Entity Ex Transition Period	false
Entity File Number	001-42406
Entity Incorporation State Country Code	E9
Entity Address Address Line 1	1412 Broadway
Entity Address Address Line 2	21st Floor
Entity Address Address Line 3	Suite 21V
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10018
City Area Code	646
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	257-5537
Units, consisting of one ordinary share [Member]
Document Information Line Items
Security 12b Title	Units, consisting of one ordinary share, $0.0001 par value,and one Right to acquire one-tenth of one ordinary share
Trading Symbol	HSPTU
Security Exchange Name	NASDAQ
Ordinary shares [Member]
Document Information Line Items
Security 12b Title	Ordinary shares, par value $0.0001 per share
Trading Symbol	HSPT
Security Exchange Name	NASDAQ
Rights, each whole right to acquire [Member]
Document Information Line Items
Security 12b Title	Rights, each whole right to acquireone-tenth of one ordinary share
Trading Symbol	HSPTR
Security Exchange Name	NASDAQ